Share based payments - Incentive stock options outstanding (Details) - Stock options	12 Months Ended
	Dec. 31, 2023 item $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 item	Dec. 31, 2022 shares	Dec. 31, 2021 item shares $ / shares
Share based payments
Balance at the beginning (in dollars per share)	$ 4.95	$ 5.94			$ 5.94
Grant (in dollars per share)	2.24	4.66
Exercised (in dollars per share)		2.52			2.52
Expiries (in dollars per share)	6.98	9.12			2.88
Forfeited / Cancelled (in dollars per share)	3.59
Balance at the end (in dollars per share)	$ 3.50	$ 4.95			$ 5.94
Balance at the beginning | item	991,960		834,351		844,630
Grant	416,319		461,162	461,162	51,389
Exercised | item			(55,554)		(58,889)
Expiries | item	(296,852)		(247,999)		(2,778)
Forfeited / Cancelled | item	(338,859)
Balance at the end | item	772,568		991,960		834,351
Exercise price 5.94
Share based payments
Grant (in dollars per share)					$ 7.29
Grant | item					5,556
Exercise price 6.21
Share based payments
Grant (in dollars per share)					$ 6.21
Grant | item					31,944
Exercise price 6.30
Share based payments
Grant (in dollars per share)					$ 6.30
Grant | item					13,889